Income Taxes (Tables)	12 Months Ended
Sep. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	September 30, 2022	September 30, 2021	September 30, 2020
	US$	US$	US$
Current	16,459	13,889	397,553
Deferred	(99,814)	(321,057)	-
Total income tax (recovery)	(83,355)	(307,168)	397,553

Schedule of statutory income tax rates
	September 30, 2022	September 30, 2021	September 30, 2020
	US$	US$	US$
Income (loss) before income tax expenses	(6,319,471)	(1,391,481)	1,409,108
BVI statutory income tax rate	-%	-%	-%
Income tax calculated at statutory rate	-	-	-
(Increase) decrease in income tax expense resulting from:
Rate differences in various jurisdictions	16,459	13,889	397,553
Utilization of loss carryforward	-	-	-
Change in deferred income tax assets due to the U.S. reform	-	-	-
Change in deferred income tax assets due to use of loss carryforward	(99,814)	(321,057)	-
Income tax expense/Effective tax rate	(83,355)	(307,168)	397,553